Document and Entity Information	6 Months Ended
Jul. 28, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul. 28, 2012
Entity Registrant Name	TOYS R US INC
Entity Central Index Key	0001005414
Entity Filer Category	Non-accelerated Filer